Cumulative Preferred Stock	12 Months Ended
Dec. 31, 2019
Cumulative Preferred Stock
Cumulative Preferred Stock

27. CUMULATIVE PREFERRED STOCK

Authorized:

Unlimited number of First Preferred shares, issuable in series.

Unlimited number of Second Preferred shares, issuable in series.

			December 31, 2019		December 31, 2018
Annual Dividend		Redemption	Issued and	Net	Issued and	Net
	Per Share	Price per share	Outstanding	Proceeds	Outstanding	Proceeds
Series A	$0.6388	$25.00	3,864,636	$95	3,864,636	$95
Series B	Floating	$25.00	2,135,364	$52	2,135,364	$52
Series C	$1.1802	$25.00	10,000,000	$245	10,000,000	$245
Series E	$1.1250	$25.75	5,000,000	$122	5,000,000	$122
Series F	$1.0625	$25.00	8,000,000	$195	8,000,000	$195
Series H	$1.2250	$25.00	12,000,000	$295	12,000,000	$295
Total			41,000,000	$1,004	41,000,000	$1,004

Characteristics of the First Preferred Shares:
First Preferred Shares (1)(2)	Initial Yield (%)	Current Annual Dividend ($)	Minimum Reset Dividend Yield (%)	Earliest Redemption and/or Conversion Option Date	Redemption Value ($)	Right to Convert on a one for one basis
Fixed rate reset (3)(4)
Series A	4.400	0.6388	1.84	August 15, 2020	25.00	Series B
Series C (5)	4.100	1.1802	2.65	August 15, 2023	25.00	Series D
Series F (6)	4.250	1.0625	2.63	February 15, 2020	25.00	Series G
Minimum rate reset (3)(4)
Series B	2.393	Floating	1.84	August 15, 2020	25.00	Series A
Series H	4.900	1.2250	4.90	August 15, 2023	25.00	Series I
Perpetual fixed rate
Series E (7)	4.500	1.1250			25.75
(1) Holders are entitled to receive fixed or floating cumulative cash dividends when declared by the Board of Directors of the Corporation.
(2) On or after the specified redemption dates, the Corporation has the option to redeem for cash the outstanding First Preferred Shares, in whole or in part, at the specified per share redemption value plus all accrued and unpaid dividends up to but excluding the dates fixed for redemption.
(3) On the redemption and/or conversion option date the reset annual dividend per share will be determined by multiplying $25.00 per share by the annual fixed or floating dividend rate, which for Series A, C, F and H is the sum of the five-year Government of Canada Bond Yield on the applicable reset date, plus the applicable reset dividend yield (Series H annual reset rate must be a minimum of 4.90 per cent) and for Series B equals the Government of Treasury Bill Rate on the applicable reset date, plus 1.84 per cent.
(4) On each conversion option date, the holders have the option, subject to certain conditions, to convert any or all of their Shares into an equal number of Cumulative Redeemable First Preferred Shares of a specified series. The Company has the right to redeem the outstanding Preferred Shares, Series D, Series G and Series I shares without the consent of the holder every five years thereafter for cash, in whole or in part at a price of $25.00 per share plus all accrued and unpaid dividends up to but excluding the date fixed for redemption and $25.50 per share plus all accrued and unpaid dividends up to but excluding the date fixed for redemption in the case of redemptions on any other date after August 15, 2023, February 15, 2020 and August 15, 2023, respectively. The reset dividend yield for Series I equals the Government of Treasury Bill Rate on the applicable reset date, plus 2.54 per cent.
(5) The annual fixed dividend per share for First Preferred Shares, Series C was reset from $1.0250 to $1.1802 for the five-year period from and including August 15, 2018.
(6) On January 7, 2020, Emera announced it would not redeem the 8,000,000 Cumulative Rate Reset First Preferred Shares, Series F Shares. The holders of the Series F Shares have the right, at their option, to convert all or any of their Series F Shares, on a one-for-one basis, into Cumulative Floating Rate First Preferred Shares, Series G of the Company on February 15, 2020, or to continue to hold their Series F Shares. On February 6, 2020, Emera announced that, after having taken into account all conversion notices received from holders, no First Preferred Shares, Series F Shares would be converted into Cumulative Floating Rate First Preferred Shares, Series G Shares.
(7) First Preferred Shares, Series E are redeemable at $25.75 to August 15, 2020, decreasing $0.25 each year until August 15, 2022 and $25.00 per share thereafter.

First Preferred Shares are neither redeemable at the option of the shareholder nor have a mandatory redemption date. They are classified as equity and the associated dividends is deducted on the Consolidated Statements of Income before arriving at “Net earnings attributable to common shareholders” and is shown on the Consolidated Statement of Equity as a deduction from retained earnings.

The First Preferred Shares of each series rank on a parity with the First Preferred Shares of every other series and are entitled to a preference over the Second Preferred Shares, the Common Shares, and any other shares ranking junior to the First Preferred Shares with respect to the payment of dividends and the distribution of the remaining property and assets or return of capital of the Company in the liquidation, dissolution or wind-up, whether voluntary or involuntary.

In the event the Company fails to pay, in aggregate, eight quarterly dividends on any series of the First Preferred Shares, the holders of the First Preferred Shares, for only so long as the dividends remain in arrears, will be entitled to attend any meeting of shareholders of the Company at which directors are to be elected and to vote for the election of two directors out of the total number of directors elected at any such meeting.